Share-based compensation expense - Schedule of Other Equity Instruments Outstanding (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average grant date fair value, vested (in USD per share) | $ / shares	$ 45.56
Shares vested (in shares) | shares	(51,828)
Weighted average grant date fair value, forfeited (in USD per share) | $ / shares	$ 28.70
Number of award forfeited (in shares) | shares	(9,244)
Restricted Share Units (RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards, beginning of period (in shares) | shares	149,984	0
Number of awards granted (in shares) | shares	574,143	149,984
Number of awards, end of period (in shares) | shares	663,055	149,984
Weighted average grant date fair value, beginning balance (in USD per share) | $ / shares	$ 46.50	$ 0
Weighted average grant date fair value, granted (in USD per share) | $ / shares	28.17	46.50
Weighted average grant date fair value, ending balance (in USD per share) | $ / shares	$ 30.95	$ 46.50